Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies and Commitments [Abstract]
Schedule of Bank’s Contractual Obligations	The following table shows the Bank’s contractual obligations to issue loans:
	As of December 31,
	2023	2022
	MCh$	MCh$
Personal guarantees	494,104	924,173
Personal guarantees in local currency	193,144	483,807
Personal guarantees in foreign currency	300,960	440,366
Letter of credits of merchandise traffic operations	262,496	255,522
Transactions related to contingent events	1,641,510	1,476,599
Transactions related to contingent events in local currency	1,179,242	1,216,117
Transactions related to contingent events in foreign currency	462,268	260,482
Unrestricted prompt cancel credit lines	9,490,141	8,974,077
Other credit commitments	314,318	314,962
Credit for university studies	813	1,617
Other irrevocable credit commitments	313,505	313,345
Total	12,202,569	11,945,333

Schedule of Bank Holds Securities	The Bank holds securities in the normal course of its business as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Third party operations
Collections	80,597	104,972
Transferred financial assets managed by the Bank	8,183	9,090
Assets from third parties managed by the Bank and its affiliates	1,325,795	1,081,895
Subtotal	1,414,575	1,195,957
Custody of securities

Securities held in custody	8,762,559	9,057,428
Securities held in custody deposited in other entity	742,078	756,880
Issued securities held in custody	18,151,391	12,397,099
Subtotal	27,656,028	22,211,407
Total	29,070,603	23,407,364